Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2011
Registrant Name	dei_EntityRegistrantName	MFS MUNICIPAL SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000751656
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul. 29, 2011
MFS Alabama Municipal Bond Fund (Prospectus Summary) | MFS Alabama Municipal Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFALX
MFS Alabama Municipal Bond Fund (Prospectus Summary) | MFS Alabama Municipal Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBABX
MFS Arkansas Municipal Bond Fund (Prospectus Summary) | MFS Arkansas Municipal Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFARX
MFS Arkansas Municipal Bond Fund (Prospectus Summary) | MFS Arkansas Municipal Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBARX
MFS California Municipal Bond Fund (Prospectus Summary) | MFS California Municipal Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCFTX
MFS California Municipal Bond Fund (Prospectus Summary) | MFS California Municipal Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBCAX
MFS California Municipal Bond Fund (Prospectus Summary) | MFS California Municipal Bond Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCCAX
MFS Florida Municipal Bond Fund (Prospectus Summary) | MFS Florida Municipal Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFFLX
MFS Florida Municipal Bond Fund (Prospectus Summary) | MFS Florida Municipal Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBFLX
MFS Georgia Municipal Bond Fund (Prospectus Summary) | MFS Georgia Municipal Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMGAX
MFS Georgia Municipal Bond Fund (Prospectus Summary) | MFS Georgia Municipal Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBGAX
MFS Maryland Municipal Bond Fund (Prospectus Summary) | MFS Maryland Municipal Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSMX
MFS Maryland Municipal Bond Fund (Prospectus Summary) | MFS Maryland Municipal Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBMDX
MFS Massachusetts Municipal Bond Fund (Prospectus Summary) | MFS Massachusetts Municipal Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSSX
MFS Massachusetts Municipal Bond Fund (Prospectus Summary) | MFS Massachusetts Municipal Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBMAX
MFS Mississippi Municipal Bond Fund (Prospectus Summary) | MFS Mississippi Municipal Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MISSX
MFS Mississippi Municipal Bond Fund (Prospectus Summary) | MFS Mississippi Municipal Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBMSX
MFS New York Municipal Bond Fund (Prospectus Summary) | MFS New York Municipal Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSNYX
MFS New York Municipal Bond Fund (Prospectus Summary) | MFS New York Municipal Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBNYX
MFS New York Municipal Bond Fund (Prospectus Summary) | MFS New York Municipal Bond Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCNYX
MFS North Carolina Municipal Bond Fund (Prospectus Summary) | MFS North Carolina Municipal Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSNCX
MFS North Carolina Municipal Bond Fund (Prospectus Summary) | MFS North Carolina Municipal Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBNCX
MFS North Carolina Municipal Bond Fund (Prospectus Summary) | MFS North Carolina Municipal Bond Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCNCX
MFS Pennsylvania Municipal Bond Fund (Prospectus Summary) | MFS Pennsylvania Municipal Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFPAX
MFS Pennsylvania Municipal Bond Fund (Prospectus Summary) | MFS Pennsylvania Municipal Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBPAX
MFS South Carolina Municipal Bond Fund (Prospectus Summary) | MFS South Carolina Municipal Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSCX
MFS South Carolina Municipal Bond Fund (Prospectus Summary) | MFS South Carolina Municipal Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBSCX
MFS Tennessee Municipal Bond Fund (Prospectus Summary) | MFS Tennessee Municipal Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSTNX
MFS Tennessee Municipal Bond Fund (Prospectus Summary) | MFS Tennessee Municipal Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBTNX
MFS Virginia Municipal Bond Fund (Prospectus Summary) | MFS Virginia Municipal Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MSVAX
MFS Virginia Municipal Bond Fund (Prospectus Summary) | MFS Virginia Municipal Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBVAX
MFS Virginia Municipal Bond Fund (Prospectus Summary) | MFS Virginia Municipal Bond Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MVACX
MFS West Virginia Municipal Bond Fund (Prospectus Summary) | MFS West Virginia Municipal Bond Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFWVX
MFS West Virginia Municipal Bond Fund (Prospectus Summary) | MFS West Virginia Municipal Bond Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MBWVX
MFS Municipal Income Fund (First Prospectus Summary) | MFS Municipal Income Fund | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFIAX
MFS Municipal Income Fund (First Prospectus Summary) | MFS Municipal Income Fund | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMIBX
MFS Municipal Income Fund (First Prospectus Summary) | MFS Municipal Income Fund | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMICX
MFS Municipal Income Fund (First Prospectus Summary) | MFS Municipal Income Fund | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MIMIX
MFS Municipal Income Fund (Second Prospectus Summary) | MFS Municipal Income Fund | A1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMIDX
MFS Municipal Income Fund (Second Prospectus Summary) | MFS Municipal Income Fund | B1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MMIGX